RELATED PARTY TRANSACTIONS (Details 2)	12 Months Ended
Jun. 30, 2018 AUD ($)
Directors | Geoffrey Kempler | Termination With Good Reason
Disclosure of transactions between related parties [line items]
Termination benefits	$ 1,000,000
Notice period of termination	30 days
Termination benefit to be paid, period	90 days
Directors | Geoffrey Kempler | Termination Without Good Reason
Disclosure of transactions between related parties [line items]
Notice period of termination	90 days
Directors | Geoffrey Kempler | Termination Without Cause By Group
Disclosure of transactions between related parties [line items]
Termination benefits	$ 1,000,000
Notice period of termination	90 days
Termination benefit to be paid, period	90 days
Directors | Geoffrey Kempler | Termination With Cause By Group
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Executives | Kathryn Andrews | Termination With Good Reason
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Executives | Kathryn Andrews | Termination Without Cause By Group
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Executives | Dianne Angus | Termination With Good Reason
Disclosure of transactions between related parties [line items]
Notice period of termination	6 months
Termination benefit to be paid, period	18 months
Executives | Dianne Angus | Termination With Cause By Group
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Termination benefit to be paid, period	30 days